STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Feb. 26, 2020 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Apr. 30, 2019 shares
Class of Stock [Line Items]
Ordinary shares, shares authorized	48,595,723	48,595,723		44,217,112
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	2,166,330	2,155,490		2,144,651
Ordinary shares, shares outstanding	2,166,330	2,155,490		2,144,651
Redeemable convertible preferred stock, shares issued					409,574
Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Class of Stock [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Redeemable convertible preferred stock, shares issued		27,600,000
Redeemable convertible preferred stock, shares outstanding		27,600,000
Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Class of Stock [Line Items]
Ordinary shares, shares authorized	10,000,000	10,000,000	10,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Ordinary shares, shares issued	6,900,000	6,900,000
Ordinary shares, shares outstanding	6,900,000	6,900,000
Threshold conversion ratio of stock	20.00%	20.00%